UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

BlackRock Real Estate Securities Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2017	BlackRock Real Estate Securities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.4%

Health Care — 13.7%
Brookdale Senior Living, Inc.(a)	24,810	$248,844
HCP, Inc.	34,569	893,263
Healthcare Trust of America, Inc., Class A	14,029	421,571
Sabra Health Care REIT, Inc.	27,389	545,589
Ventas, Inc.	19,466	1,221,491

		3,330,758
Industrial — 9.0%
Duke Realty Corp.	21,315	607,051
First Industrial Realty Trust, Inc.	15,845	489,294
Liberty Property Trust	17,908	767,895
Prologis, Inc.	4,902	316,571

		2,180,811
Lodging — 6.7%
Hilton Worldwide Holdings, Inc.	6,027	435,632
Host Hotels & Resorts, Inc.	60,514	1,183,654

		1,619,286
Office — 14.6%
Alexandria Real Estate Equities, Inc.	9,612	1,191,504
Boston Properties, Inc.	7,331	888,371
Highwoods Properties, Inc.	7,093	362,098
Kilroy Realty Corp.	8,752	623,405
Vornado Realty Trust	6,331	473,939

		3,539,317
Residential — 20.7%
American Campus Communities, Inc.	9,187	381,995
AvalonBay Communities, Inc.	7,969	1,445,019
Equity Residential	6,519	438,468
Essex Property Trust, Inc.	2,863	751,337
Invitation Homes, Inc.	16,441	371,073
Mid-America Apartment Communities, Inc.	6,966	712,970
Starwood Waypoint Homes	13,594	493,598
Sun Communities, Inc.	4,917	443,808

		5,038,268
Retail — 17.4%
DDR Corp.	42,671	327,287
Federal Realty Investment Trust	4,979	600,069
Macerich Co.	10,038	548,075
Regency Centers Corp.	10,956	674,342
Retail Properties of America, Inc., Class A	8,879	108,501
Simon Property Group, Inc.	12,701	1,972,846

		4,231,120

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)	During the period ended October 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Security	Shares	Value
Self Storage — 5.3%
Extra Space Storage, Inc.	12,231	$997,927
Public Storage	1,448	300,098

		1,298,025
Specialty — 2.7%
InterXion Holding NV(a)	4,790	255,738
QTS Realty Trust, Inc., Class A	6,967	403,041

		658,779
Triple Net Lease — 9.3%
EPR Properties	10,656	737,182
Spirit Realty Capital, Inc.	84,231	699,960
VEREIT, Inc.	103,247	814,619

		2,251,761

Total Long-Term Investments — 99.4% (Cost: $22,553,537)		24,148,125

Short-Term Securities — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.93%(b)(c)	125,637	125,637

Total Short-Term Securities — 0.5% (Cost: $125,637)		125,637

Total Investments — 99.9% (Cost: $22,679,174)		24,273,762
Other Assets Less Liabilities — 0.1%		15,818

Net Assets — 100.0%		$24,289,580

Affiliate	Shares Held at 01/31/17	Net Activity	Shares Held at 10/31/17	Value at 10/31/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	541,014	(415,377)	125,637	$125,637	$1,739		—	—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	10	(a)	—	—
Total				$125,637	$1,749		—	—

(a)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued)	BlackRock Real Estate Securities Fund

October 31, 2017

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 Investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments(a)	$24,148,125	—	—	$24,148,125
Short-Term Securities	125,637	—	—	125,637

Total	$24,273,762	—	—	$24,273,762

(a)	See above Schedule of Investments for values in each industry.

During the period ended October 31, 2017, there were no transfers between levels.

2	2017 BLACKROCK QUARTERY REPORT TO SHAREHOLDERS

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 21, 2017
By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: December 21, 2017